Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

On December 31, 2020 and 2019, property and equipment consisted of the following:

	Useful Life	December 31, 2020	December 31, 2019
Delivery trucks and vehicles	5 - 6 years	$761,652	$301,142
Equipment	5 years	3,470	3,470
Subtotal		765,122	304,612
Less: accumulated depreciation		(166,315)	(64,206)
Property and equipment, net		$598,807	$240,406